Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Bridge Debt Strategies Fund V LP (the “Company”)

Wells Fargo Securities, LLC

Goldman Sachs & Co. LLC

Santander US Capital Markets LLC

Morgan Stanley & Co. LLC

Siebert Williams Shank & Co., LLC

(collectively, the “Specified Parties”)

Re: BDS 2025-FL15 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BDS 2025-FL15 CSR.xlsx” provided by the Company on August 6, 2025 (the “Data File”), containing information on 23 collateral interests (the, “Collateral Interests”) and the 23 related mortgaged properties (the “Mortgaged Properties”) as of August 1, 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BDS 2025-FL15 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the rate of 4.320%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Attachment C.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any

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other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Collateral Interests and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests and related Mortgaged Properties that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

August 6, 2025

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report, Engineering Report, USPS
County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Occupancy (%)	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Occupancy Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Loan Purpose	Settlement Statement, Promissory Note, Loan Agreement, Purchase and Sale Agreement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower	Loan Agreement, Promissory Note, Organizational Chart
Sponsor	Loan Agreement, Guaranty, Organization Chart
Affiliated Sponsor (Y/N)	Guaranty, Loan Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Instructed by the Company to use one month after the ‘Interest Accrual Start Date’ as noted on the Settlement Statement or as specified in the Loan Agreement
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Promissory Note

ATTACHMENT A

Attribute	Source Document(s)
Future Funding Advance Conditions	Loan Agreement, Promissory Note
Collateral Interest Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Settlement Statement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Promissory Note
Extension Options (Y/N)	Loan Agreement, Promissory Note
Extension Options Description	Loan Agreement, Promissory Note
First Extension Fee (%)	Loan Agreement, Promissory Note
First Extension Period (Months)	Loan Agreement, Promissory Note
First Extension Cap	Loan Agreement
Second Extension Fee (%)	Loan Agreement, Promissory Note
Second Extension Period (Months)	Loan Agreement, Promissory Note
Second Extension Cap	Loan Agreement
Third Extension Fee (%)	Loan Agreement, Promissory Note
Third Extension Period (Months)	Loan Agreement, Promissory Note
Third Extension Cap	Loan Agreement
Exit Fee %	Loan Agreement, Promissory Note
Fully Extended Maturity Date	Loan Agreement, Promissory Note
Rate Type	Loan Agreement, Promissory Note
Index	Loan Agreement, Promissory Note
Mortgage Loan Margin (%)	Loan Agreement, Promissory Note
Rounding Factor	Loan Agreement, Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note
Rounding Direction	Loan Agreement, Promissory Note
Lookback Period	Loan Agreement, Promissory Note
Mortgage Loan Index Cap Termination Date	Interest Rate Cap Confirmation
Mortgage Loan Index Cap Provider	Interest Rate Cap Confirmation
Rate Cap Provider Rating (M/F/S)	Bloomberg Screenshot

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Index Floor	Loan Agreement, Promissory Note
Mortgage Loan Index Cap	Interest Rate Cap Confirmation
B Note / Mezz Loan %	Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Interest Accrual Basis	Loan Agreement, Promissory Note
Mortgage Loan Margin Change (Y/N)	Loan Agreement, Promissory Note
Interest Rate Change Amount	Loan Agreement, Promissory Note
Interest Rate Change Trigger	Loan Agreement, Promissory Note
Grace Period Default (Days)	Loan Agreement, Promissory Note
Grace Period Late (Days)	Loan Agreement, Promissory Note
Grace Period Balloon (Days)	Loan Agreement, Promissory Note
Initial Prepayment Provision	Loan Agreement, Promissory Note
Remaining Call Protection (Cut-off Date)	Loan Agreement, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Promissory Note
Amortization Type During Extensions	Loan Agreement, Promissory Note
Amort Number of Months	Loan Agreement, Promissory Note
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement

ATTACHMENT A

Attribute	Source Document(s)
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement, Appraisal Report

ATTACHMENT A

Attribute	Source Document(s)
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement, Appraisal Report
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Promissory Note
Lien Position	Title Policy, Deed of Trust, Promissory Note
Recourse (Y/N)	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Non-Recourse Carveout Guarantor	Guaranty
Ownership Interest	Title Policy, Deed of Trust, Promissory Note
Annual Ground Lease Payment ($)	Ground Lease, Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Estoppel
# of Ground Lease Extension Options	Ground Lease, Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel
Lockbox Type	Cash Management Agreement, Loan Agreement
Cash Management Type	Cash Management Agreement, Loan Agreement
Cash Management Trigger Event	Cash Management Agreement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Monthly) ($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Insurance Escrow (Monthly) ($)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement
Replacement Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Replacement Reserve (Monthly) ($)	Servicer Report, Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
TI/LC Reserve (Monthly) ($)	Servicer Report, Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Debt Service Reserve (Monthly) ($)	Servicer Report, Loan Agreement, Settlement Statement
Springing Debt Service Reserve Description	Loan Agreement, Settlement Statement
Other Reserves (Upfront) ($)	Settlement Statement, Loan Agreement
Other Reserves (Monthly) ($)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserves Description	Loan Agreement, Settlement Statement
Other Reserves 2 (Upfront) ($)	Settlement Statement, Loan Agreement
Other Reserves 2 (Monthly) ($)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserves 2 Description	Loan Agreement, Settlement Statement
Original Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML (%)	Seismic Report, Engineering Report

ATTACHMENT A

Attribute	Source Document(s)
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Property Manager	Management Agreement, Assignment of Management Agreement, Loan Agreement
Tenants-in-common (Y/N)	Loan Agreement, Promissory Note
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Promissory Note
Independent Director (Y/N)	Loan Agreement, Promissory Note, Independent Director Service Agreement
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Loan Agreement
DST (Y/N)	Loan Agreement, Promissory Note
IDOT (Y/N)	Loan Agreement, Promissory Note
Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Largest Tenant Square Feet	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Largest Tenant Expiration Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant Square Feet	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant Expiration Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant Square Feet	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant Expiration Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
4th Largest Tenant Square Feet	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll

ATTACHMENT A

Attribute	Source Document(s)
4th Largest Tenant Expiration Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant Square Feet	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant Expiration Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Subordinate Debt Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Settlement Statement
Subordinate Debt Original Balance ($)	Servicer Report, Loan Agreement, Settlement Statement
Subordinate Debt Margin (%)	Loan Agreement, Promissory Note, Deed of Trust
Future Debt Permitted (Y/N)	Loan Agreement, Promissory Note
Permitted Future Debt Type	Loan Agreement, Promissory Note
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Settlement Statement
Mortgage Loan Margin Change Description	Loan Agreement, Promissory Note
Collateral Interest Margin (%)	Loan Agreement, Promissory Note
Junior Participation Balloon Payment ($)	Loan Agreement, Servicer Report, Promissory Note
Junior Participation Cut-off Date Interest Rate	Loan Agreement, Promissory Note
ARD Loan (Y/N)	Loan Agreement, Promissory Note
First Extension Period Requirements	Loan Agreement, Promissory Note
Second Extension Period Requirements	Loan Agreement, Promissory Note
Third Extension Period Requirements	Loan Agreement, Promissory Note
Affiliated Sponsor Group	Guaranties
Ground Lease (Y/N)	Ground Lease, Estoppel
Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserve Cap ($)	Servicer Report, Settlement Statement, Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
TI/LC Reserve Cap ($)	Servicer Report, Settlement Statement, Loan Agreement
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Debt Service Reserve Cap ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves (Cut-Off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves Cap ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves 2 (Cut-Off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves 2 Cap ($)	Servicer Report, Settlement Statement, Loan Agreement
Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Type	Loan Agreement, Promissory Note, Deed of Trust
Subordinate Debt Interest Rate	Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Cut-off Date Balance	Servicer Report, Loan Agreement, Promissory Note
Junior Participation Cut-off Date Margin (%)	Loan Agreement, Promissory Note, Deed of Trust
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Servicer Report, Loan Agreement, Promissory Note
Appraisal Firm	Appraisal Report
Spread Maintenance Calculation	Loan Agreement, Promissory Note

ATTACHMENT A

PROVIDED COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company
Collateral Interest/Mortgaged Property Name	Provided by the Company
Collateral Interest Type	Provided by the Company
Collateral Interest Status	Provided by the Company
Collateral Interest / Property Flag	Provided by the Company
# of Properties	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company
Index Rate Assumption	Provided by the Company
Comments	Provided by the Company
HERF	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Collateral Interest Cut-off Date Interest Rate
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Collateral Interest Cut-off Date Interest Rate
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by 365/360 multiplied by Mortgage Loan Rate Cap
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests
Mortgage Loan Balloon Balance ($)	Equal to Mortgage Loan Commitment Original Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
Seasoning (months)	Number of payments between and including the First Payment Date and Cut-off Date
First Extension Fee ($)	First Extension Fee (%) multiplied by Mortgage Loan Commitment Original Balance ($)
First Extension Floor	Equals the Mortgage Loan Index Floor
Second Extension Fee ($)	Second Extension Fee (%) multiplied by Mortgage Loan Commitment Original Balance ($)

ATTACHMENT B

Attribute	Calculation Methodology
Second Extension Floor	Equals the Mortgage Loan Index Floor
Third Extension Fee ($)	Third Extension Fee (%) multiplied by Mortgage Loan Commitment Original Balance ($)
Third Extension Floor	Equals the Mortgage Loan Index Floor
Exit Fee	Exit Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Rate Floor	Mortgage Loan Margin (%) plus Mortgage Loan Index Floor
Mortgage Loan Rate Cap	Mortgage Loan Margin (%) plus Mortgage Loan Index Cap
Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin (%) and Index Rate Assumption rounded by the respective Rounding Factor subject to Mortgage Loan Rate Floor
Initial IO Period	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date
Collateral Interest Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Original Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Most Recent NOI DSCR	Most Recent NOI divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Collateral Interest Most Recent NCF DSCR	Most Recent NCF divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut- off Date Balance ($)
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut- off Date Balance ($)
Collateral Interest Cut-off Date Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Collateral Interest Cut-off Date Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Collateral Interest Cut-off Date Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Commitment Original Balance ($), and (iii) 365/360
Collateral Interest Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Commitment Original Balance ($), and (iii) 365/360
Collateral Interest Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Commitment Original Balance ($)
Collateral Interest Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Commitment Original Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut-off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Commitment Original Balance ($), and (iii) 365/360
Collateral Interest Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Commitment Original Balance ($), and (iii) 365/360

ATTACHMENT B

Attribute	Calculation Methodology
Collateral Interest Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Commitment Original Balance ($)
Collateral Interest Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Commitment Original Balance ($)
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)
Subordinate Debt Annual Debt Service Payment (IO) ($)	Product of (i) Subordinate Debt Cut-off Date Balance ($), (ii) sum of Subordinate Debt Margin (%) and Index Rate Assumption and (iii) 365/360
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As- Is Appraised Value ($)
Cut-off Date Total Debt Ann Debt Service	Sum of Mortgage Loan Annual Debt Service Payment (IO) ($) and Subordinate Debt Annual Debt Service Payment (IO) ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the sum of (a) Mortgage Loan Annual Debt Service Payment (IO) ($) and (b) product of i) Subordinate Debt Cut-off Date Balance ($), ii) Subordinate Debt Interest Rate, and iii) 365/360, subject to any mezzanine interest rate cap in place
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Annual Debt Service Payment (IO) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Mortgage Loan Cut-off Date Interest Rate
Mortgage Loan Annual Debt Service Payment (P&I) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Mortgage Loan Cut-off Date Interest Rate
Mortgage Loan Annual Debt Service Payment (Cap) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by 365/360 multiplied by Mortgage Loan Rate Cap
Collateral Interest Balloon Balance ($)	Set to equal Mortgage Loan Balloon Balance ($)
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($)
Collateral Interest Cut-off Date Interest Rate	Set to equal Mortgage Loan Cut-off Date Interest Rate
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months)
Mortgage Loan Cut-off Date Most Recent NOI DSCR	Most Recent NOI divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Most Recent NCF DSCR	Most Recent NCF divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut- off Date Balance ($)
Mortgage Loan Cut-off Date Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut- off Date Balance ($)
Mortgage Loan Cut-off Date Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR

Underwritten Stabilized NOI ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($), and

(iii) 365/360

Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

Underwritten Stabilized NCF ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($), and

(iii) 365/360

Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut-off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($), and (iii) 365/360
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

Appraisal Stabilized NCF ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($), and

(iii) 365/360

Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Original Balance ($) divided by Stabilized Appraised Value ($)

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or Recomputed Attributes with the Source Document or Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	The collateral interest “Altanova Apartments” was not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Settlement Statement, Title Policy, Guaranties, Management Agreement, TIC Agreement, Cash Management Agreement, Interest Rate Cap Confirmation, Appraisal Report, Engineering Report, Phase I Environmental Report, Phase II Environmental Report, Company Underwritten Cash Flow Statement, Underwritten Rent Roll, Certified Rent Roll or other source documents and we were instructed by the Company to assume that all “Compared Attributes” relating to this collateral interest and related mortgaged property are accurate and not to perform any comparison procedure.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interests and Mortgaged Properties and Compared or Recomputed Attribute(s):

Collateral Interest Name(s) / Mortgaged Property Name (s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
500 Station Apartments; Station 16; Lynwind; Cadence of Newport; Tenison at White Rock; Trails at Wolf Pen Creek; Halsey Crossing	Collateral Interest Cut-off Date Underwritten NOI DSCR; Collateral Interest Cut-off Date Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Provided by the Company
Lynwind	Environmental Insurance (Y/N); Subordinate Debt Cut-off Date Balance ($); Subordinate Debt Original Balance ($); Total Debt Cut- off Date UW NCF DSCR	Provided by the Company
Sheraton Reston Hotel	Collateral Interest Cut-off Date Underwritten NCF DSCR	Provided by the Company

C-1